Goodwill and Intangible Assets, Net	12 Months Ended
Dec. 31, 2023
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Goodwill and Intangible Assets, Net
16)	GOODWILL AND INTANGIBLE ASSETS, NET

16.1)	BALANCES AND CHANGES DURING THE PERIOD
As of December 31, 2023 and 2022, consolidated goodwill, intangible assets and deferred charges were summarized as follows:

		2023				2022

		Cost	Accumulated amortization	Carrying amount		Cost	Accumulated amortization	Carrying amount

Intangible assets of indefinite useful life:
Goodwill	$	7,674	–	7,674	$	7,538	–	7,538
Intangible assets of definite useful life:
Extraction rights		1,768	(479)	1,289		1,729	(452)	1,277
Internally developed software		973	(639)	334		820	(534)	286
Customer relationships		196	(196)	–		196	(196)	–
Mining projects		47	(7)	40		39	(6)	33
Industrial property and trademarks		32	(16)	16		32	(15)	17
Other intangible assets		357	(180)	177		305	(163)	142

	$	11,047	(1,517)	9,530	$	10,659	(1,366)	9,293

Changes in consolidated goodwill for the years ended December 31, 2023 and 2022, were as follows:

		2023	2022

Balance at beginning of period	$	7,538	7,984
Impairment losses (notes 7 and 16.2)		–	(365)
Business combinations (note 4.1)		8	4
Foreign currency translation effects		128	(85)

Balance at end of period	$	7,674	7,538

Changes in intangible assets of definite life in 2023 and 2022, were as follows:

		2023

		Extraction rights	Internally developed software 1	Mining projects	Industrial property and trademarks	Others	Total

Balance at beginning of period	$	1,277	286	33	17	142	1,755
Amortization for the period		(42)	(91)	(1)	(1)	(20)	(155)
Impairment losses (note 7)		(7)	–	–	–	–	(7)
Additions (decreases), net 1		2	148	7	2	48	207
Business combinations		26	–	–	–	–	26
Foreign currency translation effects		33	(9)	1	(2)	7	30

Balance at the end of period	$	1,289	334	40	16	177	1,856

		2022

		Extraction rights	Internally developed software 1	Mining projects	Industrial property and trademarks	Others	Total

Balance at beginning of period	$	1,350	228	45	23	133	1,779
Amortization for the period		(44)	(73)	(1)	(7)	(13)	(138)
Additions (decreases), net 1		(10)	136	(10)	–	35	151
Foreign currency translation effects		(19)	(5)	(1)	1	(13)	(37)

Balance at the end of period	$	1,277	286	33	17	142	1,755

1
Includes the capitalized direct costs incurred in the development stage of internal-use
software, such as professional fees, direct labor and related travel expenses. The capitalized amounts are amortized to the statement of income over a period ranging from 3 to 5 years.

In 2021, out of the impairment losses recognized in the caption of “Other expenses, net” (note 7), $53 related to intangible assets, of which, $49 referred to internally developed software capitalized in prior periods, considering certain obsolescence generated by the significant replacement of the applications platform during that year.

16.2)	ANALYSIS OF GOODWILL IMPAIRMENT
Based on IFRS, Cemex analyses the possible impairment of goodwill mandatorily at least once a year. This analysis is made during the last quarter, or additionally on any interim date when impairment indicators exist, by means of determining the value in use of its groups of Cash Generating Units (“CGUs”) to which goodwill balances have been allocated. The value in use represents the discounted cash flow projections of each CGU for the next five years plus a terminal value using risk adjusted discount rates.
In 2023, Cemex did not determine goodwill impairment losses considering the increase in the Company’s projected cash flows linked to the improved generation of Operating EBITDA in the majority of the countries in which Cemex operates to which goodwill balances have been allocated and the positive outlook for the following years, partly offset by the general increase in the applicable discount rates as compared to 2022, which on average increased 120 basis points or 1.2%.
In 2022, as part of the mandatory impairment tests during the fourth quarter, Cemex recognized within “Other expenses, net” (note 7), non-cash
goodwill impairment losses for an aggregate amount of $365, of which, $273 correspond to the operating segment in the United States and $92 correspond to the operating segment in Spain. In both cases, the related book value of the operating segment exceeded the corresponding value in use. The impairment losses in 2022 are mainly related to the significant increase in the discount rates as compared to 2021 and the resulting significant decrease in the Company’s projected cash flows in these segments considering the global high inflationary environment, which increased the risk-free rates, and the material increase in the funding cost observed in the industry during the period. These negative effects more than offset the expected improvements in the estimated Operating EBITDA generation in both the United States and Spain.

In 2021, the Company recognized within “Other expenses, net” (note 7) in the statement of income, non-cash
goodwill impairment losses for an aggregate amount of $440, related to the operating segments in Spain of $317, United Arab Emirates (“UAE”) of $96 as well as $27 related to Neoris due to reorganization. The impairment losses in Spain and UAE referred closely to disruptions in the supply chains that have generated increases in the estimated production and transportation costs that were considered to be sustained in the mid-term,
which significantly reduced the projected Operating EBITDA as compared to the valuations determined as of December 31, 2020.
As of December 31, 2023 and 2022, goodwill balances allocated by Operating Segment after impairment adjustments were as follows:

		2023	2022

Mexico	$	441	384
United States		6,176	6,176
EMEAA
United Kingdom		264	250
France		207	201
Spain		59	57
Philippines		82	82
Rest of EMEAA 1		50	38
SCA&C
Colombia		254	202
Caribbean TCL		83	83
Rest of SCA&C 2		58	65

	$	7,674	7,538

1	This caption refers to the operating segments in Israel, the Czech Republic, Egypt and Germany.

2	This caption refers to the operating segments in the Dominican Republic, the Caribbean and Panama.
As of December 31, 2023, 2022 and 2021, Cemex’s
pre-tax
discount rates and long-term growth rates used to determine the discounted cash flows in the group of CGUs with the main goodwill balances were as follows:

	Discount rates			Long-term growth rates 1

Groups of CGUs	2023	2022	2021	2023	2022	2021

United States	10.1%	9.1%	7.2%	2.0%	2.0%	2.0%
United Kingdom	10.4%	9.1%	7.3%	1.5%	1.5%	1.5%
France	10.4%	9.2%	7.3%	1.5%	1.4%	1.4%
Spain	10.7%	9.4%	7.6%	1.6%	1.7%	1.5%
Mexico	11.6%	10.3%	8.4%	1.0%	1.1%	1.0%
Colombia	12.7%	10.9%	8.5%	3.3%	3.3%	3.5%
Range of rates in other countries	10.3% – 17.0%	9.3% – 13.9%	7.4% – 11.7%	1.5% – 6.4%	1.5% – 6.0%	1.7% – 6.0%

1	The long-term growth rates are generally based on projections issued by the International Monetary Fund (“IMF”).
As of December 31, 2023, the discount rates used by the Company in its cash flows projections to determine the value in use of its operating segments or CGUs in which goodwill has been allocated, increased by a weighted average of 1.2% with respect to the discount rates determined at December 31, 2022, mainly considering the increase in the risk-free rate associated to Cemex segments which changed from 3.58% in 2022 to 4.79% in 2023, as well as the reduction in the weight of debt which changed from 27% in 2022 to 22.5% in 2023. This was partially offset by the reduction in the public comparable companies’ stock volatility (beta) which changed from 1.08 in 2022 to 1.07 in 2023. In 2023, the funding cost observed in the industry remained unchanged at 6.7% as compared to 2022, as well as other assumptions that remained relatively flat in 2023 as compared to 2022. As new economic data is available, these financial assumptions will be revised upwards or downwards again in the future. Cemex maintained certain reductions to the long-term growth rates used as of December 31, 2023, as compared to the IMF projections, mainly in Israel in 2.1%, Mexico in 1.0% and Egypt in 3.0%.
As of December 31, 2022, the discount rates used by Cemex in its cash flows projections to determine the value in use of its operating segments or CGUs in which goodwill has been allocated, increased by a weighted average of 2.0% with respect to the discount rates determined at December 31, 2021, mainly considering the increase in the risk-free rate associated to Cemex which changed from 1.82% in 2021 to 3.58% in 2022, the significant increase in the funding cost observed in the industry which changed from 4.1% in 2021 to 6.7% in 2022, as well as the average increase of 1.7% in the cost of equity in 2022. The other variables remained relatively flat. As new economic data is available, these financial assumptions will be revised upwards or downwards again in the future. Cemex maintained certain reductions to the long-term growth rates used as of December 31, 2022, as compared to the IMF projections, mainly in Mexico in 1.0% and Egypt in 2.85%.

Moreover, the discount rates used by Cemex as of December 31, 2021, changed slightly as compared to 2020 in a range
of
-0.1%
up to 0.5%. The discount rates increased considering the weighing of debt in the calculation which decreased from 34.6% in 2020 to 26.9% in 2021 and the market risk premium which increased from 5.7% in 2020 to 5.8% in 2021. These increasing effects were offset by the decrease in the risk-free rate associated with Cemex which changed from 2.2% in 2020 to 1.8% in 2021 and the reduction in the public comparable companies’ stock volatility (beta) that changed from 1.19 in 2020 to 1.12 in 2021. As of December 31, 2021, the funding cost observed in the industry of 4.1% remained unchanged against 2020, while the specific risk rates of each country experienced mixed non-significant
changes in 2021 compared to 2020 in most of the countries. In addition, as a preventive measure to continue considering the
COVID-19
Pandemic’s negative effects, Cemex reduced in certain countries its long-term growth rates used in their cash flows projections as of December 31, 2021, as compared to the IMF projections such as in Mexico in 1.0% and Egypt in 2.8%.
In connection with the discount rates and long-term growth rates included in the table above, Cemex verified the reasonableness of its conclusions using sensitivity analyses to changes in assumptions, affecting the value in use of all groups of CGUs with an independent reasonably possible increase of 1% in the pre-tax
discount rate, an independent possible decrease of 1% in the long-term growth rate, as well as using multiples of Operating EBITDA, by means of which, Cemex determined a weighted-average multiple of Operating EBITDA to enterprise value observed in recent mergers and acquisitions in the industry. The average multiple was then applied to a stabilized amount of Operating EBITDA and the result was compared to the corresponding carrying amount for each group of CGUs to which goodwill had been allocated. Cemex considered an industry average Operating EBITDA multiple of 10.9 times in 2023 and 11.3 times in 2022 and 11.5 times in 2021.
In relation to the economic assumptions used by the Company described above, the additional impairment losses that would have resulted from the sensitivity analyses derived from independent changes in each of the relevant assumptions, as well as the average multiple of Operating EBITDA, in those operating segments that presented relative impairment risk as of December 31, 2023, are as follows:

		Impairment effects from the sensitivity analyses to changes in assumptions as of December 31, 2023

Operating segment		Impairment losses recognized	Discount rate +1%	Long-term growth rate –1%	Multiples Operating EBITDA 10.9x

United States	$	–	357	64	–

As of December 31, 2023, except for the operating segment in the United States, which goodwill accounts for 80% of Cemex’s goodwill consolidated balance, none of the other sensitivity analyses indicated a potential impairment risk in Cemex’s operating segments. The factors considered by the Company’s management that could cause the hypothetical scenario of the previous sensitivity analysis in the United States are, in relation to the discount rate, an independent increase of 306 bps in the Company’s funding cost observed as of December 31, 2023 of 6.67% or, an independent increase in the risk-free rate of 89 bps over the rate of 4.79% in the United States. Nonetheless, such assumptions did not seem reasonable as of December 31, 2023. Cemex continually monitors the evolution of the group of CGUs to which goodwill has been allocated that have presented relative goodwill impairment risk in any of the reported periods and if the relevant economic variables and the related value in use would be negatively affected, it may result in a goodwill impairment loss in the future.
Impairment tests are significantly sensitive to the estimation of future prices of Cemex’s products, the development of operating expenses, local and international economic trends in the construction industry, the long-term growth expectations in the different markets, as well as the discount rates and the growth rates in perpetuity applied. For purposes of estimating future prices, Cemex uses, to the extent available, historical data; plus the expected increase or decrease according to information issued by trusted external sources, such as national construction or cement producer chambers and/or in governmental economic expectations. Operating expenses are normally measured as a constant proportion of revenues, following experience. However, such operating expenses are also reviewed considering external information sources in respect of inputs that behave according to international prices, such as oil and gas. Cemex uses specific pre-tax
discount rates for each group of CGUs to which goodwill is allocated, which are applied to discount pre-tax
cash flows. The amounts of estimated undiscounted cash flows are significantly sensitive to the growth rate in perpetuity applied. The higher the growth rate in perpetuity applied, the higher the amount of undiscounted future cash flows by group of CGUs obtained. Moreover, the amounts of discounted estimated future cash flows are significantly sensitive to the weighted average cost of capital (discount rate) applied. The higher the discount rate applied, the lower the amount of discounted estimated fu ture cas
h flows by group of CGUs obtained.